EARNING PER SHARE (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Numerator
Profit (loss) for the year (basic EPS)		$ 3,359,175	$ (18,369,045)	$ (11,039,533)
Profit (loss) for the year (diluted EPS)		$ 3,359,175	$ (18,369,045)	$ (11,039,533)
Denominator
Weighted average number of shares (basic EPS)	[1]	36,120,447	30,478,390	28,098,117
Weighted average number of shares - (diluted EPS)		36,416,988	30,478,390	28,098,117
Basic gain attributable to ordinary equity holders of the parent		$ 0.0930	$ (0.6027)	$ (0.3929)
Diluted gain attributable to ordinary equity holders of the parent		$ 0.0922	$ (0.6027)	$ (0.3929)

[1]	For the years ended June 30, 2019 and 2018 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.